Income Taxes (Details 2) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expected credit loss [Member]
Deferred tax assets:
Balance	$ 2,802	$ 2,499
Recognized in profit or loss	2,415	303
Recognized in OCI
Equity
Balance	5,217	2,802
Accruals and provisions [Member]
Deferred tax assets:
Balance	26,632	19,865
Recognized in profit or loss	(668)	6,838
Recognized in OCI	(26)	(71)
Equity
Balance	25,938	26,632
Derivative financial instruments [Member]
Deferred tax assets:
Balance	4,989
Recognized in profit or loss	(4,989)	4,989
Recognized in OCI
Equity
Balance		4,989
Property, Plant and equipment [Member]
Deferred tax assets:
Balance	74	2,857
Recognized in profit or loss	4,505	(2,783)
Recognized in OCI
Equity
Balance	4,579	74
Intangible assets [Member]
Deferred tax liabilities:
Balance	(87,740)	(89,660)
Recognized in profit or loss	1,920	1,920
Recognized in OCI
Equity
Balance	(85,820)	(87,740)
Inventories [Member]
Deferred tax liabilities:
Balance	(6,192)	(4,189)
Recognized in profit or loss	(3,161)	(2,003)
Recognized in OCI
Equity
Balance	(9,353)	(6,192)
Derivative financial instruments [Member]
Deferred tax liabilities:
Balance
Recognized in profit or loss	(89)
Recognized in OCI
Equity
Balance	(89)
Other assets and prepaid expenses [Member]
Deferred tax liabilities:
Balance	(11,192)	(10,294)
Recognized in profit or loss	(2,699)	(898)
Recognized in OCI
Equity
Balance	(13,891)	(11,192)
Net deferred tax liability [Member]
Deferred tax liabilities:
Balance	(70,627)	(78,922)
Recognized in profit or loss	(2,766)	8,366
Recognized in OCI	(26)	(71)
Equity
Balance	$ (73,419)	$ (70,627)